Note 17 - Income Taxes - Income Tax Loss Carryforwards Expiration Dates (Details) $ in Thousands	Jan. 31, 2017 USD ($)
Operating loss carryforwards	$ 76,305
Expire Next 12 Months [Member]
Operating loss carryforwards	283
Expire Year Two [Member]
Operating loss carryforwards	1,766
Expire Year Three [Member]
Operating loss carryforwards	671
Expire Year Four [Member]
Operating loss carryforwards	83
Expire Year Five [Member]
Operating loss carryforwards
Expire Thereafter [Member]
Operating loss carryforwards	73,502
United States [Member]
Operating loss carryforwards	13,711
United States [Member] | Expire Next 12 Months [Member]
Operating loss carryforwards
United States [Member] | Expire Year Two [Member]
Operating loss carryforwards	1,766
United States [Member] | Expire Year Three [Member]
Operating loss carryforwards
United States [Member] | Expire Year Four [Member]
Operating loss carryforwards
United States [Member] | Expire Year Five [Member]
Operating loss carryforwards
United States [Member] | Expire Thereafter [Member]
Operating loss carryforwards	11,945
EMEA [Member]
Operating loss carryforwards	55,045
EMEA [Member] | Expire Next 12 Months [Member]
Operating loss carryforwards	283
EMEA [Member] | Expire Year Two [Member]
Operating loss carryforwards
EMEA [Member] | Expire Year Three [Member]
Operating loss carryforwards
EMEA [Member] | Expire Year Four [Member]
Operating loss carryforwards
EMEA [Member] | Expire Year Five [Member]
Operating loss carryforwards
EMEA [Member] | Expire Thereafter [Member]
Operating loss carryforwards	54,762
Asia Pacific [Member]
Operating loss carryforwards	7,549
Asia Pacific [Member] | Expire Next 12 Months [Member]
Operating loss carryforwards
Asia Pacific [Member] | Expire Year Two [Member]
Operating loss carryforwards
Asia Pacific [Member] | Expire Year Three [Member]
Operating loss carryforwards	671
Asia Pacific [Member] | Expire Year Four [Member]
Operating loss carryforwards	83
Asia Pacific [Member] | Expire Year Five [Member]
Operating loss carryforwards
Asia Pacific [Member] | Expire Thereafter [Member]
Operating loss carryforwards	$ 6,795